Financial risk management - Allowances for doubtful accounts (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Beginning balance	€ 5,025
Charged to income statement	246	€ 102	€ 55
Ending balance	5,503	5,025
Credit risk | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Beginning balance	147	195	192
Charged to income statement	183	41	86
Deductions	(30)	(89)	(83)
Ending balance	€ 300	€ 147	€ 195